Schedule of Oil and Gas Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	$ 61,757,381	$ 33,892,334
Additions	2,127,764	56,381,768
JV Contributions	(1,348,810)	(29,623,835)
Change in ARO estimate and additions	(611,700)	706,261
Currency translation adjustment	(11,106,603)	(18,644,910)
Impact of hyperinflation	23,167,624	22,081,979
Reclassified from assets held for sale	172,112	(3,036,216)
Sale of O&G assets	(1,087,146)
Cost, Ending Balance	73,070,622	61,757,381
Accumulated depletion, Beginning Balance	9,103,281	3,842,540
Depletion	1,300,417	5,119,174
Currency translation adjustment	(1,446,324)	(1,424,602)
Impact of hyperinflation	3,398,064	1,566,169
Impairment	9,892,000
Accumulated depletion, Ending Balance	22,247,438	9,103,281
Net book value, Ending Balance	50,823,184	52,654,100
South akcakoca sub-basin [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	59,105,389	31,334,321
Additions	2,127,764	56,381,768
JV Contributions	(1,348,810)	(29,623,835)
Change in ARO estimate and additions	(610,113)	706,159
Currency translation adjustment	(10,685,298)	(17,696,392)
Impact of hyperinflation	22,177,851	21,039,584
Reclassified from assets held for sale	172,112	(3,036,216)
Sale of O&G assets	(1,087,146)
Cost, Ending Balance	69,851,749	59,105,389
Accumulated depletion, Beginning Balance	7,083,686	1,972,988
Depletion	1,233,377	5,038,009
Currency translation adjustment	(1,125,451)	(731,475)
Impact of hyperinflation	2,644,191	804,164
Impairment	9,892,000
Accumulated depletion, Ending Balance	19,727,803	7,083,686
Net book value, Ending Balance	50,123,946	52,021,703
Cendere [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	2,651,992	2,558,013
Additions
JV Contributions
Change in ARO estimate and additions	(1,587)	102
Currency translation adjustment	(421,305)	(948,518)
Impact of hyperinflation	989,773	1,042,395
Reclassified from assets held for sale
Sale of O&G assets
Cost, Ending Balance	3,218,873	2,651,992
Accumulated depletion, Beginning Balance	2,019,595	1,869,552
Depletion	67,040	81,165
Currency translation adjustment	(320,873)	(693,127)
Impact of hyperinflation	753,873	762,005
Impairment
Accumulated depletion, Ending Balance	2,519,635	2,019,595
Net book value, Ending Balance	$ 699,238	$ 632,397